Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Other Current Liabilities
Other Current Liabilities

8. Other Current Liabilities

At March 31, 2026 other current liabilities amount to € 8,421,000 (December 31, 2025: € 7,940,000). At March 31, 2026 and December 31, 2025, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.